Schedule II Valuation And Qualifying Accounts (Details) - Provision for Uncollectible Accounts [Member] - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
SEC Schedule, 12-09, Valuation and Qualifying Accounts Disclosure [Line Items]
Balance at Beginning of Period	$ 0.9	$ 0.5	$ 0.3
Additions	8.3	5.4	2.5
Deductions	3.1	5.0	2.3
Balance at End of Period	$ 6.1	$ 0.9	$ 0.5